Customers, Traders and Power Transport Concession Holders - Summary of Trade and Other Receivables (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of trade and other receivables [Line Items]
Billed supply	R$ 2,989	R$ 2,687
Unbilled supply	1,048	994
Other concession holders - wholesale supply	47	26
Other concession holders - wholesale supply, unbilled	282	283
CCEE (Wholesale Trading Exchange)	166	382
Concession Holders - power transport	180	159
Concession Holders - power transport, unbilled	212	177
Provision for doubtful receivables	(751)	(568)	R$ (660)	R$ (625)
Trade and other receivables	4,173	4,140
Current assets	4,092	3,885
Non-current assets	81	R$ 255
Balances not yet due [member]
Disclosure of trade and other receivables [Line Items]
Billed supply	1,345
Unbilled supply	1,048
Other concession holders - wholesale supply	7
Other concession holders - wholesale supply, unbilled	282
CCEE (Wholesale Trading Exchange)	1
Concession Holders - power transport	76
Concession Holders - power transport, unbilled	212
Provision for doubtful receivables	(179)
Trade and other receivables	2,792
Up to 90 days past due [member]
Disclosure of trade and other receivables [Line Items]
Billed supply	759
Other concession holders - wholesale supply	36
CCEE (Wholesale Trading Exchange)	158
Concession Holders - power transport	15
Provision for doubtful receivables	(21)
Trade and other receivables	947
More than 91 up to 360 days past due [member]
Disclosure of trade and other receivables [Line Items]
Billed supply	393
Other concession holders - wholesale supply	2
Concession Holders - power transport	3
Provision for doubtful receivables	(20)
Trade and other receivables	378
More Than 361 days past due [member]
Disclosure of trade and other receivables [Line Items]
Billed supply	492
Other concession holders - wholesale supply	2
CCEE (Wholesale Trading Exchange)	7
Concession Holders - power transport	86
Provision for doubtful receivables	(531)
Trade and other receivables	R$ 56